Supplementary Financial Information (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)
Supplemental Financial Information [Line Items]
Number of largest customers | customer	2		2		2
Aggregate amortization expenses	$ 28	$ 27	$ 85	$ 72	$ 97	$ 76	$ 50
Face value of life insurance policies					191	175
Net cash surrender values					$ 100	$ 94
Depreciation expense as percentage of average depreciable property					2.70%	2.70%
Goodwill	$ 4,740		$ 4,740		$ 4,740	$ 4,740
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					82 years
Capitalized Software and Other [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					8 years
Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | customer	2		2		2	2
Customers [Member] | Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			25.00%		22.00%	23.00%
Customers [Member] | Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			23.00%		20.00%	20.00%